Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001846253
Entity Registrant Name	OMNIAB, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	8731
Entity Tax Identification Number	98-1584818
Contact Personnel Name	Matthew W. Foehr
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 600
Entity Address, State or Province	CA
Entity Address, City or Town	Emeryville
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	250-7800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 2